CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Common Stock	Additional paid-in capital	Accumulated deficit	Total
Beginning Balances at Dec. 31, 2019	$ 7	$ 6,710	$ 3,348	$ 10,065
Beginning Balances (in shares) at Dec. 31, 2019	6,959,063
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of stock options		19		19
Exercise of stock options (in shares)	10,000
Share issuance, net	$ 3	9,612		9,615
Share issuance, net (in shares)	3,296,725
Tax impact of equity transactions		(388)		(388)
Stock-based compensation		548		548
Equity component of convertible debt issuance		961		961
Fair value of finders' warrants		46		46
Settlement of performance share liability	$ 1	13,338		13,339
Settlement of performance share liability (in shares)	1,000,000
Settlement of payables		40		40
Settlement of payables (in shares)	10,000
Net income (loss)			(15,036)	(15,036)
Ending Balance at Dec. 31, 2020	$ 11	30,886	(11,688)	19,209
Ending Balance (in shares) at Dec. 31, 2020	11,275,788
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of stock options		19		19
Exercise of stock options (in shares)	3,000
Share issuance, net	$ 1	3,105		3,106
Share issuance, net (in shares)	503,148
Stock-based compensation		818		818
Equity component of convertible debt issuance		1,204		1,204
Settlement of performance share liability		2,293		2,293
Settlement of performance share liability (in shares)	43,968
Convertible debt converted into shares		60		60
Convertible debt converted into shares (in shares)	13,384
Other (in shares)	15
Net income (loss)			(2,447)	(2,447)
Ending Balance at Sep. 30, 2021	$ 12	38,385	(14,135)	24,262
Ending Balance (in shares) at Sep. 30, 2021	11,839,304
Beginning Balances at Dec. 31, 2020	$ 11	30,886	(11,688)	19,209
Beginning Balances (in shares) at Dec. 31, 2020	11,275,788
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of stock options		19		19
Exercise of stock options (in shares)	3,000
Share issuance, net	$ 1	5,061		5,062
Share issuance, net (in shares)	1,150,594
Tax impact of equity transactions		(862)		(862)
Stock-based compensation		1,913		1,913
Equity component of convertible debt issuance		1,203		1,203
Settlement of performance share liability		2,293		2,293
Settlement of performance share liability (in shares)	43,968
Share issuance, acquisition related	$ 1	2,814		2,815
Share issuance, acquisition related (in shares)	432,117
Convertible debt converted into shares		60		60
Convertible debt converted into shares (in shares)	13,384
Other (in shares)	15
Net income (loss)			(2,756)	(2,756)
Ending Balance at Dec. 31, 2021	$ 13	43,387	(14,444)	28,956
Ending Balance (in shares) at Dec. 31, 2021	12,918,866
Beginning Balances at Jun. 30, 2021	$ 12	38,136	(14,226)	23,922
Beginning Balances (in shares) at Jun. 30, 2021	11,833,431
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of stock options		19		19
Exercise of stock options (in shares)	3,000
Stock-based compensation		210		210
Convertible debt converted into shares		20		20
Convertible debt converted into shares (in shares)	2,858
Other (in shares)	15
Net income (loss)			91	91
Ending Balance at Sep. 30, 2021	$ 12	38,385	(14,135)	24,262
Ending Balance (in shares) at Sep. 30, 2021	11,839,304
Beginning Balances at Dec. 31, 2021	$ 13	43,387	(14,444)	28,956
Beginning Balances (in shares) at Dec. 31, 2021	12,918,866
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of stock options		4		4
Exercise of stock options (in shares)	800
Share issuance, net	$ 6	5,189		5,195
Share issuance, net (in shares)	5,576,087
Stock-based compensation		464		464
Net income (loss)			(8,618)	(8,618)
Ending Balance at Sep. 30, 2022	$ 19	49,044	(23,062)	26,001
Ending Balance (in shares) at Sep. 30, 2022	18,512,605
Beginning Balances at Jun. 30, 2022	$ 13	43,963	(21,629)	22,347
Beginning Balances (in shares) at Jun. 30, 2022	12,919,666
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share issuance, net	$ 6	5,189		5,195
Share issuance, net (in shares)	5,576,087
Stock-based compensation		(108)		(108)
Net income (loss)			(1,433)	(1,433)
Ending Balance at Sep. 30, 2022	$ 19	$ 49,044	$ (23,062)	$ 26,001
Ending Balance (in shares) at Sep. 30, 2022	18,512,605